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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number: ____________
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blackstone Kailix Advisors L.L.C.
Address:   345 Park Avenue, New York, N.Y. 10154


Form 13F File Number:  28-12319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vito Tanzi
Title:            Chief Financial Officer
Phone:            212-583-5748

Signature, Place, and Date of Signing:

/s/ Vito Tanzi               New York, N.Y.            May 15, 2007
---------------------        --------------            ------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  25

Form 13F Information Table Value Total:            $878,951 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.            Form 13F File Number                        Name
   ---            --------------------                        ----

  NONE


                                                     FORM 13F INFORMATION TABLE


                     TITLE OF                 VALUE      SHRS OR            PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER       CLASS       CUSIP    (x$1000)     PRN AMT   SH/PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  ----------------- ----------- ----------  ---------   --------  -------  -----   ----------   --------   --------  -------  -----

AEGEAN MARINE           COM      Y0017S102   $  2,891    171,700    SH                SOLE                  171,700
PETROLEUM NETW

AGRIUM INC              COM      008916108   $  9,966    260,000    SH                SOLE                  260,000

AMERIPRISE FINL INC     COM      03076C106   $ 45,712    800,000    SH                SOLE                  800,000

APPLIED MICRO           COM      03822W109   $ 21,900  6,000,000    SH                SOLE                6,000,000
CIRCUITS CORP

BOEING CO               COM      097023105   $ 97,801  1,100,000    SH                SOLE                1,100,000

BOEING CO               COM      097023105   $ 44,455    500,000    SH      CALL      SOLE                  500,000

BURLINGTON NORTHERN
SANTA FE                COM      12189T104   $ 96,516  1,200,000    SH                SOLE                1,200,000

CANADIAN PAC RY LTD     COM      13645T100   $ 11,290    200,000    SH                SOLE                  200,000

COMPANHIA VALE DO     SPON ADR   204412209   $ 73,980  2,000,000    SH                SOLE                2,000,000
RIO DOCE

CLEARWIRE CORP          CL A     185385309   $  3,071    150,000    SH                SOLE                  150,000

CSX CORP                COM      126408103   $ 60,075  1,500,000    SH                SOLE                1,500,000

FINISAR CORP            COM      31787A101   $ 24,189  6,911,150    SH                SOLE                6,911,150

FIRST DATA CORP         COM      319963104   $ 13,450    500,000    SH                SOLE                  500,000

HELIX ENERGY SOLUTIONS  COM      42330P107   $  2,181     58,500    SH                SOLE                   58,500
GROUP

HFF INC                 CL A     40418F108   $  7,500    500,000    SH                SOLE                  500,000

KBR INC                 COM      48242W106   $  8,022    394,215    SH                SOLE                  394,215

MARVELL TECHNOLOGY      ORD      G5876H105   $ 20,172  1,200,000    SH                SOLE                1,200,000
GROUP LTD

MELCO PBL               ADR      585464100   $  2,464    152,664    SH                SOLE                  152,664
ENTMNT LTD

MOTOROLA INC            COM      620076109   $ 35,340  2,000,000    SH                SOLE                2,000,000

NATIONAL CINEMEDIA      COM      635309107   $  6,008    225,000    SH                SOLE                  225,000
INC

NOBLE CORPORATION       SHS      G65422100   $121,954  1,550,000    SH                SOLE                1,550,000

OPNEXT INC              COM      68375V105   $  4,603    311,250    SH                SOLE                  311,250

RELIANCE STEEL &        COM      759509102   $ 84,700  1,750,000    SH                SOLE                1,750,000
ALUMINUM CO

SUNOCO INC              COM      86764P109   $ 16,955    240,700    SH                SOLE                  240,700

ULTRA PETROLEUM         COM      903914109   $ 63,756  1,200,000    SH                SOLE                1,200,000
CORP
                                            ---------
                                            $ 878,951
                                            =========